Short-term loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short term loans
Total short term loans	$ 157,092			¥ 1,093,645	¥ 1,000,000	¥ 1,343,160
Weighted average interest rate for the outstanding borrowings	3.41%		3.99%	3.41%		3.99%
Financial covenants in respect of short-term borrowings				¥ 0		¥ 0
Uncollateralized short term loan
Short term loans
Reference rate	6-month to 12-month People’s Bank of China’s Deposit Benchmarking minus 9.89%	6-month to 12-month People’s Bank of China’s Deposit Benchmarking minus 9.89%
Principal amount						200,000
Revolving credit facility agreement with China Merchants Bank, One
Short term loans
Principal amount						200,000
Amount of loan pledged by assets						¥ 200,000
Interest rate (as a percent)			4.35%			4.35%
Short term loan agreement with China Merchants Bank
Short term loans
Basis spread (as a percent)			0.45%
Principal amount			$ 50,000			¥ 343,160
Amount of loan pledged by assets			$ 200,000			1,400,000
Revolving credit facility agreement with China Merchants Bank, Two
Short term loans
Principal amount						200,000
Amount of loan pledged by assets						¥ 200,000
Interest rate (as a percent)			4.29%			4.29%
Revolving credit facility agreement with China Merchants Bank, Three
Short term loans
Principal amount						¥ 400,000
Amount of loan pledged by assets						¥ 400,000
Interest rate (as a percent)			3.96%			3.96%
Short-term bank facility agreement with PRC bank
Short term loans
Maximum credit facility						¥ 250,000
RMB denominated
Short term loans
Total short term loans				627,608		1,000,000
RMB denominated | Revolving credit facility agreement with China Merchants Bank
Short term loans
Principal amount						1,000,000
RMB denominated | Uncollateralized short term loan
Short term loans
Basis spread (as a percent)			9.89%
RMB denominated | Revolving credit facility agreement with China Merchants Bank, One
Short term loans
Maximum credit facility				443,100
Drawn down from debt		¥ 160,000
RMB denominated | Revolving credit facility agreement with China Merchants Bank, Two
Short term loans
Drawn down from debt		340,000
RMB denominated | Revolving credit facility agreement with the Bank of Communications
Short term loans
Maximum credit facility				¥ 1,000,000
RMB denominated | Revolving credit facility agreement with the Bank of Communications One
Short term loans
Drawn down from debt		27,600
Interest rate (as a percent)	2.98%			2.98%
RMB denominated | Revolving credit facility agreement with the Bank of Communications Two
Short term loans
Drawn down from debt		100,000
Interest rate (as a percent)	2.80%			2.80%
RMB denominated | Revolving credit facility agreement with the China Merchants Bank
Short term loans
Maximum credit facility				¥ 1,000,000
Drawn down from debt		139,400
RMB denominated | Revolving credit facility agreement with Industrial Bank
Short term loans
Maximum credit facility	$ 80,000			¥ 558,100
Drawn down from debt	$ 10,000	¥ 69,800
Interest rate (as a percent)	2.94%			2.94%
RMB denominated | Short term bank facility agreement with china everbright bank
Short term loans
Debt Instrument, Unused Borrowing Capacity, Amount				¥ 468,300
RMB denominated | Short term bank facility agreement with china bank
Short term loans
Debt Instrument, Unused Borrowing Capacity, Amount				77,100
U.S. dollar denominated
Short term loans
Total short term loans				¥ 466,037		¥ 343,160
U.S. dollar denominated | Revolving credit facility agreement with China Merchants Bank, One
Short term loans
Interest rate (as a percent)	3.92%			3.92%
U.S. dollar denominated | Revolving credit facility agreement with China Merchants Bank, Two
Short term loans
Interest rate (as a percent)	4.05%			4.05%
U.S. dollar denominated | Revolving credit facility agreement with the China Merchants Bank
Short term loans
Maximum credit facility	$ 80,000			¥ 556,900
Reference rate	12-month London Inter-Bank Offered Rate plus 0.55%	12-month London Inter-Bank Offered Rate plus 0.55%
Basis spread (as a percent)	0.55%	0.55%
Drawn down from debt | $	$ 20,000
U.S. dollar denominated | Revolving facility agreement with the Standard Chartered Bank
Short term loans
Maximum credit facility	$ 45,000			¥ 313,900
Reference rate	12-month London Inter-Bank Offered Rate plus 0.85%	12-month London Inter-Bank Offered Rate plus 0.85%
Basis spread (as a percent)	0.85%	0.85%
Drawn down from debt	$ 36,800	¥ 256,800